Accounts Receivable, net (Tables)	12 Months Ended
Nov. 30, 2023
Receivables [Abstract]
Schedule of Accounts Receivable Net	The accounts receivable, net, as of November 30, 2022 and 2023, consists of the following:
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Accounts receivable	2,685,876	7,575,485	970,035
Less: allowance for doubtful accounts	—	(2,154,945)	(275,939)
Accounts receivable, net	2,685,876	5,420,540	694,096

Schedule of Allowance for Doubtful Accounts	The movements in the allowance for doubtful accounts are as follows:
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended November 30	—	—	—
Addition/(Reversals)	—	2,154,945	275,939
Balance at end of the year ended November 30	—	2,154,945	275,939